Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				1 Months Ended	6 Months Ended	7 Months Ended
	Sep. 14, 2021	Aug. 25, 2020	Jun. 04, 2020	Aug. 25, 2020	Jun. 30, 2021	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock description						The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less underwriting discounts and commissions. The over-allotment expired unexercised on October 5, 2020.
Deferred underwriting commissions		$ 7,000,000.0		$ 7,000,000.0
Minimum percentage specified for aggregate fair market value of assets held in trust account					80.00%	80.00%
Amount per share initially held in trust account (in Dollars per share)					$ 10.00	$ 10.00
Minimum amount of net tangible assets for business combination					$ 5,000,001	$ 5,000,001
Minimum threshold percentage of common stock sold in initial public offering					15.00%	15.00%
Dissolution expenses					$ 100,000	$ 100,000
Trust account description					The initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 or potentially less. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.	The initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to the deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 or potentially less. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Proposed business combination description					Merger Sub entered into an Amendment No. 1 to the Merger Agreement (“Amendment No. 1”), pursuant to which the Merger Agreement was amended to, among other things, (i) increase the number of shares of Class A common stock of New FEI to be issued to the sole stockholder of FEI such that the value of the aggregate consideration to be received by the sole stockholder increased from approximately $1.97 billion to approximately $3.84 billion in consideration for the inclusion of certain high quality assets to New FEI including Mastro’s, Catch and Vic & Anthony’s restaurants, Cadillac Bar and Fish Tales casual concepts and certain specialty entertainment assets, including Fisherman’s Wharf and Pleasure Pier in Galveston and three aquariums, (ii) provide that the shares of Class B units of Golden Nugget Online Gaming, Inc. (“GNOG”) issued in connection with the $2.2 million contribution made by LF LLC (a subsidiary of FEI) on March 31, 2021 and any additional shares acquired by LF LLC prior to the closing of the Business Combination (the “Closing”) as a result of contractually required contributions will be included as part of the transaction and (iii) extend the “Termination Date” under the Merger Agreement from November 1, 2021 to December 1, 2021.
Description of debt instrument					The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion and (ii) (x) the difference between the 60-day average closing stock price of a share of Golden Nugget Online Gaming, Inc. (“GNOG”) as of the day prior to the Closing and $13.00, multiplied by (y) 31,494,175 (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing). Based on FEI's net debt as of June 30, 2021 of $4.1 billion and the GNOG share price of $15.76, the 60-day average as of June 30, 2021, 447.5 million shares of New FEI Class B common stock would be issued to Mr. Fertitta as of the Closing Date, representing an aggregate value of approximately $4.47 billion. A sensitivity analysis on the consideration transferred has been performed to assess the effect that a hypothetical 10% change in the GNOG stock trading price would have on the merger consideration. A 10% change in GNOG's common stock trading price would cause a corresponding increase/decrease to total consideration of approximately $49.6 million, in each of the no redemption and maximum redemption scenarios described herein.	The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion, (ii) the difference between the number of shares of GNOG common stock held by FEI at the Closing and the 31,494,175 shares of GNOG common stock held by FEI at the date of execution of the amendment to the Merger Agreement multiplied by the reference price of $13.00 per share and (iii) (x) the difference between the 60-day average closing stock price of a share of Golden Nugget Online Gaming, Inc. (“GNOG”) as of the day prior to the Closing and $13.00, multiplied by (y) 31,494,175 shares of GNOG common stock held by FEI as of the date of execution of the amendment to the Merger Agreement (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing). Based on FEI’s net debt as of June 30, 2021 of $4.1 billion, 31,657,545 shares of GNOG common stock held by FEI as of September 14, 2021 and the GNOG share price of $15.76, the 60-day average as of September 14, 2021, 447.5 million shares of New FEI Class B common stock would be issued to Mr. Fertitta as of the Closing Date, representing an aggregate value of approximately $4.47 billion. A sensitivity analysis on the consideration transferred has been performed to assess the effect that a hypothetical 10% change in the GNOG stock trading price would have on the merger consideration. A 10% change in GNOG’s common stock trading price would cause a corresponding increase/decrease to total consideration of approximately $49.6 million, in each of the no redemption and maximum redemption scenarios described herein.
Number of votes per share (in Dollars per share)					$ 10	$ 10
Number of shares percentage					20.00%	20.00%
Merger consideration, description					(a)(i) an amount equal to the difference between the 60-day average closing stock price of a share of GNOG as of the day prior to the closing of the Business Combination, multiplied by (ii) the number of shares of stock of GNOG owned by FEI as of the Closing, and (b)(i) $13.00, multiplied by (ii) 31,494,175. The Merger Consideration payable to the sole stockholder of FEI will increase or decrease to the extent GNOG’s stock price increases or decreases as a result of the announcement of the DraftKings Transaction in relation to the $13.00 reference price in the Merger Agreement
Transaction expenses					$ 1,240,000,000	$ 1,240,000,000
Net tangible assets					5,000,001	5,000,001
Working capital deficit					1,300,000
Tax obligations investment expenses					49,000
Net debt					4,600,000,000	$ 4,600,000,000
FEI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Net debt					$ 4,100,000,000
GNOG [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)	31,657,545				31,494,175
60-day average share price					$ 15.76
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination outstanding voting securities acquires percentage					50.00%	50.00%
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)		20,000,000		20,000,000
Price per unit (in Dollars per share)		$ 10.00		$ 10.00		$ 10.00
Gross proceeds from issuance offering				$ 200,000,000.0
Offering costs		$ 11,500,000		$ 11,500,000
Sale of stock description					Upon the closing of the Initial Public Offering and the Private Placement, $200.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and are invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account as described below.	Upon the closing of the Initial Public Offering and the Private Placement, $200.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and are invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account as described below.
Redemption percentage of public shares					100.00%	100.00%
Description of debt instrument			the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. Through August 25, 2020, the Company borrowed $300,000 under the Note and received additional advances of approximately $54,000 from the Sponsor to cover for certain offering expenses. The Company fully repaid the Note and the advances to the Sponsor on August 25, 2020.
Private Placement Warrant [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)					6,000,000
Price per unit (in Dollars per share)					$ 1.00
Gross proceeds from issuance offering					$ 6,000,000.0
Warrants price (in Dollars per share)					$ 1.00
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)				3,000,000
Price per unit (in Dollars per share)		$ 10.00		$ 10.00
Gross proceeds from issuance offering					$ 600,000
Sale of stock description				If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)					$ 10.00	$ 10.00
Gross proceeds from issuance offering					$ 200,000,000.0	$ 200,000,000.0
Proposed Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Capital contribution				$ 25,000	400,000
Class A Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds from issuance offering					$ 3,840,000,000	$ 3,840,000,000
Fixed ratio of shares					0.365
Class A Common Stock [Member] | Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of stock description					Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
Class A Common Stock [Member] | Private Placement Warrant [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)					$ 11.50
Class A Common Stock [Member] | Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)		$ 11.50		$ 11.50
Class B Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)					$ 10
Class B Common Stock [Member] | FEI [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Number of units issued in transaction (in Shares)					447,500,000
Gross proceeds from issuance offering					$ 4,470,000,000
Change in total consideration due to 10% change in GNOG's common stock trading price					$ 49,600,000